Dividends	12 Months Ended
Jun. 30, 2021
Dividends
Dividends
12	Dividends

Dividends paid in the year were $14,665,000 (2020: $29,554,000; 2019: $29,615,000) equivalent to $0.09 (2020: $0.18; 2019: $0.18) per share. The pounds sterling equivalents were £10,718,000 (2020: £23,229,000; 2019: £23,326,000) equivalent to £0.07 (2020: £0.14; 2019: £0.14) per share.